Note Payable - Seller	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Note Payable Seller [Abstract]
NOTE PAYABLE - SELLER

NOTE 7 - NOTE PAYABLE – SELLER

In connection with the acquisition of Howco in September 2016, the Company issued a note payable in the amount of $900,000 to the sellers of Howco. The note matured on September 9, 2017 and bears interest at 5.50% per annum. The note requires payment of unpaid principal and interest upon maturity. The note is secured by all assets of Howco and subordinated to the Senior Secured Credit Facility discussed below. The note is currently in default and the default interest rate is 8% per annum. At June 30, 2023 and September 30, 2022, the principal and accrued interest on this note amounted to $834,000, $458,946 and $837,000, and $409,063, respectively (see Note 15).

NOTE 8 - NOTE PAYABLE – SELLER

In connection with the acquisition of Howco in September 2016, the Company issued a note payable in the amount of $900,000 to the sellers of Howco. The note matured on September 9, 2017 and bears interest at 5.50% per annum. The note requires payment of unpaid principal and interest upon maturity. The note is secured by all assets of Howco Distribution Co. and subordinated to the Senior Secured Credit Facility discussed below. The note is currently in default and the default interest rate is 8% per annum. At September 30, 2022 and September 30, 2021, the principal and accrued interest on this note amounted to $837,000, $409,063 and $873,000, and $340,663, respectively. (see Note 17)